Balances due from or to related party (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Payable due to related party	$ 3,152	$ 1,364
Services Agreement [Member] | Joint ventures [Member]
Disclosure of transactions between related parties [line items]
JV service fee per annum	7,300
Fee and commission income, before adjustments for inflation	$ 6,000
Withholding taxes payable	20.00%
Service fee earned as operators of joint venture	$ 5,800	5,400
Service fee income, gross	7,200	6,800
Withholding taxes incurred	1,400	1,400
Amounts receivable, related party transactions	1,000	1,700
Payable due to related party	3,200	1,400
Asumura property	$ 200	$ 300